Provisions - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions.
Bonus accrual	€ 13,817	€ 26,704
Accrued vacation	18,454	16,637
Earn-out provision	311	306
Audit fee provision	1,964	2,111
Maintenance fee provision	€ 376	€ 1,483